Expense Example, No Redemption - DWS Short-Term Municipal Bond Fund	Feb. 01, 2021 USD ($)
Class A
Expense Example, No Redemption:
1 Year	$ 301
3 Years	469
5 Years	651
10 Years	1,178
Class T
Expense Example, No Redemption:
1 Year	326
3 Years	514
5 Years	718
10 Years	1,307
Class C
Expense Example, No Redemption:
1 Year	154
3 Years	486
5 Years	841
10 Years	1,842
INST Class
Expense Example, No Redemption:
1 Year	52
3 Years	172
5 Years	303
10 Years	685
Class S
Expense Example, No Redemption:
1 Year	62
3 Years	204
5 Years	358
10 Years	$ 807